GRANT FUNDS RECEIVABLE (Details Narrative) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 15, 2023	Jun. 30, 2025	Dec. 31, 2024
Grant Funds Receivable
Reimbursement of grant fund awarded amount	$ 21.9	$ 4.1	$ 2.8
Percentage of reimbursement grant funds receivable	10.00%
Reimbursement of retention amount		$ 0.4	$ 0.3